INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES

The Company’s inventories were as follows:-

	As of December 31,
	2023	2022
	$’000	$’000

Statement of financial position
Finished goods	37,379	32,927
Written down	(687)	(1,485)

	36,692	31,442

	Financial Years ended December 31,
	2023	2022	2021
	$’000	$’000	$’000
Statement of comprehensive income
Inventories recognised as an expense in cost of sales	22,115	30,049	20,098